COMMITMENTS AND CONTINGENCIES - Schedule of Total Purchase Commitments (Details) ¥ in Thousands	Dec. 31, 2021 CNY (¥)
Purchase Obligation, Fiscal Year Maturity [Abstract]
2022	¥ 15,078
2023 and thereafter	¥ 140